Significant Accounting Policies - Summary of Securities Excluded from the Computation of Potentially Dilutive Securities (Detail)	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013 Warrants to Purchase Convertible Preferred Stock	Dec. 31, 2013 Warrants to Purchase Convertible Preferred Stock	Dec. 31, 2012 Securities convertible into equity	Dec. 31, 2012 Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the computation of potentially dilutive securities	159,049	9,917,672	159,049	159,049	9,522,672	395,000